PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation	$ 18,124	$ 17,954	$ 36,177	$ 36,661	$ 71,754	$ 75,797